Derivative financial liability - current (Details 1)	12 Months Ended
	Dec. 31, 2023 £ / shares shares
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Adr warrants number | shares	375	[1]
Original price per ads | £ / shares	£ 10,000	[1]
New price per adr | £ / shares	£ 320
Equivalent ordinary shares | shares	150,000
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Adr warrants number | shares	406	[1]
Original price per ads | £ / shares	£ 3,280	[1]
New price per adr | £ / shares	£ 320
Equivalent ordinary shares | shares	162,400

[1]	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 2 March 2020 and 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022 and 5 July 2023.